UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)


Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-----------------------------------------------------------------------

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)


                     OCEAN STATE TAX EXEMPT FUND [LOGO]

                           REPORT OF THE PRESIDENT
                               April 30, 2005

      When will the Federal Reserve stop raising short-term interest rates? Why are longer-term rates falling while short-term rates have risen? How will this environment effect my holdings in the Ocean State Tax Exempt Fund ("the Fund")?

      The Federal Reserve has stated that the campaign to lift its interest rate target is an ongoing process. Chairman Alan Greenspan testified at a recent Congressional hearing that the Federal Reserve will keep to a "measured" pace of rate increases. However, even Mr. Greenspan was surprised by falling long-term rates remarking that it was a "conundrum" because, historically, long rates generally rise when short rates are increased. These rising short rates and declining long rates are creating what's commonly known as a "flattening" of the yield curve, making it relatively unattractive for investors to purchase long-term securities because they receive little or no additional income for their heightened risk.

      Many factors have created this situation. Inflation has remained low with a comfortably growing economy and a stronger dollar promoting a reduction in import costs. Inflation is feared as it can erode the value of a bond's fixed-coupon payment. Foreign investors have had a strong appetite for relatively higher yielding U.S. debt investments, keeping longer-term yields down. Foreign governments buy our debt to keep their currency in balance with the dollar. Investors, skeptical of prospects for the stock market, may be choosing bonds to "invest conservatively" after allowing their equity asset allocations to swell over the past few years. Also, some market observers speculate that we may be settling into an extended period of low rates.

      Ocean State Tax Exempt Fund aims to strike a balance between risk and return. The investment objective of the Fund is preservation of principal with a high level of current income exempt from Rhode Island and Federal taxes for Rhode Island investors. With the Ocean State Tax Exempt Fund we take a long-term approach to investing, regardless of the market environment. Also, for those investors in higher income tax brackets the avoidance of income taxes should be an integral part of their investment strategy. As a shareholder, the Ocean State Tax Exempt Fund can help you attain these objectives.

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                            as of April 30, 2005
                                 (unaudited)


                                                             Prior
                                   November 1, 2004       Fiscal Year      November 1, 2000    November 1, 1995
                                        through              Ended              through             through
                                    April 30, 2005     October 31, 2004     April 30, 2005      April 30, 2005
                                   ----------------    ----------------    ----------------    ----------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                      1.16%               3.55%              4.74%               4.77%
    Offering Price                      (6.96)%             (0.62)%             3.87%               4.34%


                                        As of               As of
                                   April 30, 2005      October 31, 2004
                                   --------------      ----------------

30-day Current Yield
  Based on:
    Net Asset Value                     3.39%               3.30%
    Offering Price                      3.26%               3.16%
30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                     5.80%               5.58%
    Offering Price                      5.57%               5.34%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 11.8 years as of April 30, 2005.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                           % of Total Portfolio
                           --------------------
                            as of        as of
         Rating            4/30/05     10/31/04
         ------            -------     --------

         Aaa/AAA            72.01%       73.32%
         Aa/AA              26.10%       24.94%
         A                   1.89%        1.74%
         Baa/BBB                0%           0%
         Not Rated              0%           0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2005, shareholders were subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode Island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

Fund Expenses Borne by Shareholders During the Period from
 November 1, 2004 through April 30, 2005.

      As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 through April 30, 2005.

Actual Expenses

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Table

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                        Expenses
                   Annualized      Beginning          Ending          Paid During
                     Expense     Account Value    Account Value*        Period**
                      Ratio         11/1/04           4/30/05       11/1/04-4/30/05
                   ----------    -------------    --------------    ---------------

Actual                1.29%          $1,000           $1,012             $6.52
Hypothetical          1.29%          $1,000           $1,025             $6.57

* Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses (Hypothetical).
** Expenses paid is equal to the annualized expense ratio for the most recent 6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

                     STATEMENT OF ASSETS AND LIABILITIES
                            as of April 30, 2005
                                 (unaudited)


                                   ASSETS

Investments at value (identified cost $27,536,613) (Note 1A)               $28,839,779
Cash                                                                           271,418
Interest receivable                                                            353,095
Prepaid expense                                                                 42,017
                                                                           -----------
      Total Assets                                                         $29,506,309

LIABILITIES

Distribution payable to shareholders                                       $    40,745
Accrued management fees                                                         14,470
Payable for Capital Stock Redeemed                                              10,197
                                                                           -----------
      Total Liabilities                                                    $    65,412
                                                                           ===========
      Net Assets                                                           $29,440,897
                                                                           ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                          $    28,500
Additional paid-in capital                                                  28,086,951
Accumulated net realized gain on investment transactions                        94,104
Distributions in excess of net investment income                               (71,824)
Net unrealized appreciation of investments                                   1,303,166
                                                                           -----------
Total-Representing Net Assets at Value for 2,849,979 Shares Outstanding    $29,440,897
                                                                           ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                 $29,440,897
Divided by number of shares outstanding                                      2,849,979
Net asset value                                                            $     10.33
                                                                           ===========
Offering price                                                             $     10.76
                                                                           ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the period ended April 30, 2005
                                 (unaudited)


Investment Income
Interest income (Note 1B)                                                          $ 711,071
Expenses:
  Adviser fees (Note 2)                                              $  52,568
  Administrator fees (Note 2)                                           37,549
  Transfer agent fees                                                   25,123
  Auditing fees                                                         20,000
  Legal fees and expenses                                               19,931
  Trustees fees and expenses                                            12,000
  Distribution expenses (Note 5)                                        10,149
  Custody                                                               10,476
  Shareholder reports                                                    3,643
  Pricing fees                                                           1,249
  Miscellaneous expenses                                                 1,315
  Insurance                                                                689
  Registration fees                                                        975
                                                                     ---------
                                                                     $ 195,667
                                                                                   ---------
      Net Investment Income                                                        $ 515,404

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                                     $  68,264
Net Change in Unrealized Appreciation/Depreciation of Investments     (406,086)
                                                                     ---------
Net Realized and Unrealized Loss on Investments                                     (337,822)
                                                                                   ---------
Net Increase in Net Assets Resulting from Operations                               $ 177,582
                                                                                   =========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                          For the Period       Fiscal Year
                                                               Ended              Ended
                                                          April 30, 2005    October 31, 2004
                                                          --------------    ----------------
                                                            (unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                    $   515,404        $ 1,059,913
  Net realized gain on investments                              68,264             23,002
  Change in unrealized appreciation/depreciation
   of investments                                             (406,086)            53,989
                                                           -----------        -----------

  Net increase in net assets resulting from operations     $   177,582        $ 1,136,904

Dividends and distributions to shareholders from:
  Net investment income ($.18 per share in 2005 and
   $.35 per share in 2004)                                    (526,437)        (1,059,913)
  Net realized gains ($.01 per share in 2005 and
   $.03 per share in 2004)                                     (27,914)           (92,412)
  Net decrease from fund share transactions (Note 4)        (1,767,501)        (1,514,293)
                                                           -----------        -----------

      Total decrease in net assets                          (2,144,270)        (1,529,714)

NET ASSETS:
  Beginning of period                                       31,585,167         33,114,881
                                                           -----------        -----------
  End of period                                            $29,440,897        $31,585,167
                                                           ===========        ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                                        Fiscal      Fiscal      Fiscal      Fiscal      Fiscal
                                        Six Months       Year        Year        Year        Year        Year
                                           Ended         Ended       Ended       Ended       Ended       Ended
                                          4/30/05      10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
                                        -----------    --------    --------    --------    --------    --------
                                        (unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Year       $ 10.46        $ 10.48     $ 10.54     $ 10.55     $ 10.25     $ 10.12
Net investment income                        .18            .35         .42         .45         .47         .49
Net realized and unrealized gain
 (loss) on investments                      (.12)           .01        (.03)       (.01)        .30         .13
                                         -------        -------     -------     -------     -------     -------
Total from Investment Operations             .06            .36         .39         .44         .77         .62
                                         -------        -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment
 income                                     (.18)          (.35)       (.42)       (.45)       (.47)       (.49)
Distribution from net realized gains        (.01)          (.03)       (.03)       (.00)       (.00)       (.00)
                                         -------        -------     -------     -------     -------     -------
Total Distributions                         (.19)          (.38)       (.45)       (.45)       (.47)       (.49)
                                         -------        -------     -------     -------     -------     -------
Net Asset Value, End of Year             $ 10.33        $ 10.46     $ 10.48     $ 10.54     $ 10.55     $ 10.25
                                         =======        =======     =======     =======     =======     =======

Total investment return at Net
 Asset Value (a)                            1.16%          3.55%       3.60%       4.21%       7.63%       6.22%
Ratios and Supplemental Data:
Net Assets, End of Year (000's
 omitted)                                $29,441        $31,585     $33,115     $36,089     $36,303     $37,526
Ratio of expenses to average net
 assets                                     0.65%          1.24%       1.06%       1.04%       1.19%       1.12%
Ratio of net investment income to
 average net assets                         1.70%          3.40%       3.82%       4.25%       4.52%       4.76%
Portfolio turnover                             8%            15%         19%         17%          4%          5%

Fund expenses per share                      .07            .13         .12         .11         .13         .12

Net investment income per share              .18            .35         .42         .45         .47         .49

(a)   Total investment return does not reflect sales load.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                               April 30, 2005
                                 (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2005 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2005, 92.22% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2005, 81.93% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 21.76% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2004 and 2003 were as follows:


                                       2004          2003
                                       ----          ----

         Tax-Exempt Income          $1,059,913    $1,317,766
         Long-Term Capital Gains        92,412       105,799

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:


         Undistributed Long-Term Capital Gains    $   27,984
         Unrealized Appreciation                   1,735,058
         Undistributed Tax-Exempt Income              27,582

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

NOTE 2 Advisory and Administrative Services and Other Affiliated
Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

      .35 and .25 of 1% of the first $200 million of average daily net assets. .30 and .20 of 1% of average daily net assets over $200 million.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2005 was $2,000.

      Legal fees and expenses of $19,931 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2004 through April 30, 2005, the Distributor received $4,577 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2005 purchases and sales of investment securities, other than short-term investments, aggregated $2,339,038 and $4,261,627, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 2005, gross unrealized appreciation on investment securities was $1,326,102 and gross unrealized depreciation on investment securities was $22,936.

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares        Amount
                                                      ------        ------

      Balance at 10/31/03                           3,158,805    $31,397,245
      Shares sold                                     312,218      3,209,753
      Shares issued in reinvestment of dividends       57,598        601,754
      Shares redeemed                                (507,839)    (5,325,800)
                                                    ---------    -----------
      Net decrease                                   (138,023)    (1,514,293)
                                                    ---------    -----------
      Balance at 10/31/04                           3,020,782    $29,882,952
                                                    =========    ===========
      Shares sold                                      48,529        501,929
      Shares issued in reinvestment of dividends       26,718        276,331
      Shares redeemed                                (246,050)    (2,545,761)
                                                    ---------    -----------
      Net decrease                                   (170,803)    (1,767,501)
                                                    ---------    -----------
      Balance at 4/30/05                            2,849,979    $28,115,451
                                                    =========    ===========

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)
                                 (unaudited)

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $10,149 under the Plan during fiscal 2005.

NOTE 6 Tax Information (unaudited)

      Of the distributions paid by the Fund from investment income, 100% is tax exempt for federal income tax purposes.

      For the year ended October 31, 2004, the amount of long-term capital gains distributions designated by the Fund was $92,412. The amount of tax exempt interest dividends distributed by the Fund was $1,059,913.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                            as of April 30, 2005
                                 (unaudited)


                                                                                   Ratings
 Principal                                                                         Moody's/             Value
   Amount                                                                   Standard & Poor's (b)      (Note 1)
 ---------                                                                  ---------------------      --------

MUNICIPAL SECURITIES (97.96%) (a)
Rhode Island General Obligation and Revenue (63.69%) (a)
$  500,000    Barrington School District 5.00%, 10/1/14                           Aa-2/NR            $   540,366
   200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11          Aaa/AAA                205,368
   250,000    Cranston General Obligation FSA Insured 5.00%, 2/15/24              Aaa/AAA                264,541
   250,000    Cranston General Obligation FSA Insured 5.00%, 2/15/22              Aaa/AAA                266,422
   300,000    East Providence General Obligation MBIA Insured 5.70%,
               5/15/10                                                            Aaa/AAA                307,466
   300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12               Aaa/NR                 309,464
   225,000    Middletown General Obligation 4.00%, 7/15/12                        Aa-3/NR                233,009
    75,000    North Kingstown General Obligation 6.70%, 12/15/05                  Aa-3/NR                 77,160
    80,000    North Kingstown General Obligation 6.80%, 12/15/06                  Aa-3/NR                 85,355
   200,000    North Kingstown General Obligation FGIC Insured 5.70%,
               10/1/18                                                            Aaa/NR                 223,669
   500,000    North Providence General Obligation FSA Insured 4.00%,
               10/15/17                                                           Aaa/AAA                503,381
   500,000    Providence General Obligation FSA Insured 5.00%, 7/15/14            Aaa/AAA                553,531
   200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08           Aaa/AAA                211,382
   150,000    Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13          Aaa/AAA                159,477
   500,000    Providence Public Bldg. Auth. AMBAC Insured 5.125%,
               12/15/14                                                           Aaa/AAA                544,128
   685,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18           Aaa/AAA                718,831
   250,000    Providence Public Bldg. Auth. AMBAC Insured 5.25%,
               12/15/15                                                           Aaa/AAA                273,318
   500,000    Providence Redevelopment Auth. AMBAC Insured, 5.30%,
               4/1/12                                                             Aaa/NR                 555,411
   200,000    Providence Redevelopment Radian Insured 4.25%, 9/1/13               NR/AA                  205,364
    16,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06             Aaa/AAA                 16,087
   250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11               Aaa/AAA                259,526
   250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13              Aaa/AAA                259,213
   145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
               6.50%, 10/1/06                                                     Aaa/AAA                147,855
   150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                Aaa/AAA                158,725
   100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18               Aaa/AAA                103,936
   225,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18                Aaa/AAA                238,934
   500,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19                Aaa/AAA                540,993
   500,000    Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25                Aaa/AAA                499,619
   650,000    Rhode Island Depositors Economic Protection Corp. MBIA
               Insured Escrowed to Maturity 6.55%, 8/1/10                         Aaa/AAA                734,998




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                   Ratings
 Principal                                                                         Moody's/             Value
   Amount                                                                   Standard & Poor's (b)      (Note 1)
 ---------                                                                  ---------------------      --------

MUNICIPAL SECURITIES (a)-(continued)
Rhode Island General Obligation and Revenue (continued)
$  215,000    Rhode Island Depositors Economic Protection Corp. CAPMAC
               Guaranteed Escrowed to Maturity 6.375%, 8/1/22                     Aaa/AAA            $   275,487
   250,000    Rhode Island Depositors Economic Protection Corp. Escrowed
               to Maturity 5.75%, 8/1/21                                          Aaa/NR                 294,945
   500,000    Rhode Island Economic Department of Transportation AMBAC
               Insured 3.75%, 6/15/13                                             Aaa/AAA                507,769
   500,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/12                                          Aaa/AAA                536,605
   395,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/13                                          Aaa/AAA                422,432
   545,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/14                                          Aaa/AAA                582,850
   450,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.00%, 7/1/18                                          Aaa/AAA                475,046
 1,100,000    Rhode Island Economic Development Corp. Providence Place
               Radian Insured 6.125%, 7/1/20                                      NR/AA                1,242,591
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                Aaa/AAA                106,443
   250,000    RI COPS Kent County Courthouse MBIA Insured 5.00%,
               10/1/22                                                            Aaa/AAA                266,108
   300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
               AMBAC Insured 5.125%, 6/1/12                                       Aaa/AAA                315,945
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.25%, 2/1/10                                                      Aaa/AAA                540,993
   500,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18          Aaa/AAA                535,978
   300,000    Rhode Island General Obligation FGIC Insured 5.125%,
               7/15/14                                                            Aaa/AAA                320,082
   480,000    Rhode Island General Obligation FGIC Insured 5.00%, 8/1/14          Aaa/AAA                517,548
   500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15          Aaa/AAA                525,321
 1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16          Aaa/AAA              1,110,823
   400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14             Aaa/AAA                442,323
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16             Aaa/AAA                264,855
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15             Aaa/AAA                269,243
                                                                                                     -----------
              Total Rhode Island General Obligation and Revenue                                      $18,750,916
                                                                                                     -----------

Rhode Island Health & Education Building Corporation (22.36%) (a)
$  100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15             Aaa/AAA            $   107,697
   300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16             Aaa/AAA                322,715
   100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                          Aaa/AAA                107,446
   100,000    Brown University 4.75%, 9/1/12                                      Aa-1/AA+               104,688
   200,000    Brown University 5.90%, 9/1/14                                      Aa-1/AA+               207,053




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)
                                 (unaudited)


                                                                                   Ratings
 Principal                                                                         Moody's/             Value
   Amount                                                                   Standard & Poor's (b)      (Note 1)
 ---------                                                                  ---------------------      --------

MUNICIPAL SECURITIES (a)-(continued)
Rhode Island Health & Education Building Corporation (continued)
$  780,000    Brown University 5.25%, 9/1/16                                      Aa-1/AA+           $   847,861
   400,000    Brown University 5.00%, 9/1/19                                      Aa-1/AA+               417,750
   500,000    Brown University 5.00%, 9/1/23                                      Aa-1/AA+               518,426
   250,000    Salve Regina College Radian Insured 5.25%, 3/15/18                  NR/AA                  267,989
   750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                  Aaa/AAA                784,221
   500,000    Johnson & Wales College XL Capital 5.25%, 4/1/14                    Aaa/AAA                555,411
   250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15            Aaa/AAA                261,407
   585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17            Aaa/AAA                613,159
   500,000    St. Antoine Residence LOC-Allied Irish Bank 6.125%,
               11/15/18                                                           Aa-3/NR                533,471
   300,000    Lifespan MBIA Insured 5.75%, 5/15/23                                Aaa/AAA                321,211
   100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14           NR/AA                  102,640
   500,000    Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24                   Aa2/NR                 509,649
                                                                                                     -----------
              Total Rhode Island Health & Education Building Corporation                             $ 6,582,794
                                                                                                     -----------

Rhode Island Housing & Mortgage Finance Corporation (6.17%) (a)
$  180,000    5.65%, 10/1/07                                                      NR/A               $   182,504
   250,000    4.00%, 4/1/13                                                       Aa-2/AA+               250,123
   400,000    5.00%, 10/1/16                                                      Aa-2/AA+               407,720
    10,000    6.50%, 10/1/22                                                      Aa-2/AA+                10,071
   950,000    4.30%, 10/1/17                                                      Aa-2/AA+               959,996
     5,000    6.50%, 4/1/27                                                       Aa-2/AA+                 5,036
                                                                                                     -----------
              Total Rhode Island Housing & Mortgage Finance Corporation                              $ 1,815,450
                                                                                                     -----------
              TOTAL RHODE ISLAND BONDS (92.22%) (a)                                                  $27,149,160
                                                                                                     -----------

Puerto Rico Bonds (5.74%) (a)

$  350,000    Puerto Rico Commonwealth 5.00%, 7/1/29                              Baa2/A-            $   362,898
   250,000    Puerto Rico Electric Power Authority MBIA Insured
               5.00%, 7/1/10                                                      Aaa/AAA                268,929
   500,000    Puerto Rico Electric Power Authority MBIA Insured 5.125%,
               7/1/29                                                             Aaa/AAA                524,694
   500,000    Puerto Rico Municipal Finance Auth. FSA Insured 5.50%,
               7/1/17                                                             Aaa/AAA                534,098
                                                                                                     -----------
              TOTAL PUERTO RICO BONDS (5.74%) (a)                                                    $ 1,690,619
                                                                                                     -----------
              TOTAL INVESTMENTS (Cost $27,536,613)(93.53%)(a)                                        $28,839,779
                                                                                                     -----------
              OTHER ASSETS AND LIABILITIES (2.04%)                                                       601,118
                                                                                                     -----------
              TOTAL NET ASSETS (100.00%)                                                             $29,440,897
                                                                                                     ===========




(a) Percentages indicated are based on net assets of $29,440,897 at April 30, 2005 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.33.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:
         AMBAC- American Municipal Bond Assurance Corp.
          CGIC- Capital Guaranty Insurance Co.
          FGIC- Financial Guaranty Insurance Co.
           FSA- Financial Security Assurance Inc.
          MBIA- Municipal Bond Investors Assurance Corp.
           LOC- Letter of Credit
        CAPMAC- Capital Markets Assurance Corp.
        Radian- Radian Insurance Co.

Trustees and Officers

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund's Statement of Additional Information includes additional information about Trustees and is available, without charge and upon request, by calling 401-421-1411.

Trustees Background


Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Alfred B. Van Liew *(70)          President (since 1987)        Managing Partner of the Adviser, since 1984;
One Regency Plaza                 and Trustee (since            Director of the Distributor since May 1990;
Suite One                         1986)                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                  Liew Trust Company, a Rhode Island chartered
                                                                trust company, since 1984; Trustee of Preserve
                                                                Rhode Island since 1971; Adviser to the
                                                                National Trust for Historic Preservation since
                                                                1983; Trustee of St. Andrew's School since
                                                                1984; Trustee of the Museum of Yachting since
                                                                1988; and Trustee of the Seamen's Institute,
                                                                Newport, Rhode Island since 1994.

John St. Sauveur * (71)           Trustee (since 1992)          Director of the Advisor; President and CEO,
219 Great Road                                                  WestBank Realty Corporation; Director of the
North Smithfield                                                Community College of Rhode Island Foundation;
Rhode Island 02896                                              Chairman, Woonsocket Industrial Development
                                                                Corporation; Chairman, Greater Woonsocket
                                                                Industrial Development Foundation; Vice
                                                                Chairman of the North Smithfield Industrial
                                                                Development Corporation; a Vice President and
                                                                Director, Rhode Island Chamber of Commerce
                                                                Federation; Member Rhode Island State
                                                                Job Training Coordinating Council; Finance
                                                                Chairman, Landmark Medical System and
                                                                Trustee, Landmark Medical Center; Commis-
                                                                sioner of the Rhode Island Resource Recovery
                                                                Corporation since 1992; Chairman, The
                                                                Rehabilitation Hospital of Rhode Island; Director
                                                                and Corporate Secretary, Gooding Realty
                                                                Corporation.

Mary Ann Altrui (62)              Trustee (since 2001)          Administrator of St. Antoine Residence (a
10 Rhodes Avenue                                                nursing facility) (1988-Present); Director of
North Smithfield, Rhode Island                                  Diocesan Elder Care Services (1997-Present);
02896                                                           Oversight responsibility for St. Clare Home;
                                                                Founding member with St. Elizabeth





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

                                                                Community, Scandinavian Home and Steere
                                                                House of "CareLink", a Management service
                                                                organization incorporated in 1997; Member of
                                                                the American College of Health Care Administra-
                                                                tors, the Diocesan Biomedical Ethics Commis-
                                                                sion of the North Smithfield Advisory Council;
                                                                Director of Woonsocket Industrial Development
                                                                Corporation and WIDC Realty Corporation, and
                                                                serves on advisory committees for the Diocese
                                                                of Providence, the State of Rhode Island, and
                                                                the Nonprofit Association of Facilities and
                                                                Services for the Aging.

Milton C. Bickford, Jr. (73)      Trustee (since 1987)          Private investor since 1989; Director (Chairman
147 Beavertail Road                                             1999-2002) of AAA Southern New England;
Jamestown, Rhode Island 02835                                   CEO National Bickford Foremost, Inc. (national
                                                                color printing firm) (1980-1989); Trustee,
                                                                National Traffic Safety Foundation
                                                                (1999-2002).

Meredith A. Curren (45)           Trustee                       Since 1990, Chief Financial Officer, Pease &
75 Pennsylvania Avenue            (since 2001)                  Curren, Inc. (refiners of precious metals).
Warwick, Rhode Island 02888                                     Director of Bancorp Rhode Island, Inc.
                                                                and Bank Rhode Island; Board Member,
                                                                Providence Jewelers Club; Board Member
                                                                Partner, Providence Chamber of Commerce;
                                                                SVP RI Social Venture Partners of RI.

Michael E. Hogue (62)             Trustee (since 1989)          Managing Partner, eTime (Insurance Services)
116 Chestnut Street                                             (February 2002-present); President, VIAcorp.
Providence, Rhode Island 02903                                  (Financial Services) (June 1994 until present);
                                                                Assistant Professor of Insurance at the Wharton
                                                                School, University of Pennsylvania; Trustee of
                                                                Trinity Repertory Company (1997-present);
                                                                President of the Jewelry District
                                                                Association (1999-present).

Arthur H. Lathrop (50)            Trustee (since 2001)          In practice as a Certified Public Accountant (sole
28 Spruce Street                                                proprietor) in Westerly, RI (1991-present);
Westerly, Rhode Island 02891                                    Member of American Institute of Certified Public
                                                                Accountants. Trustee (1998-present) and
                                                                Chairman of the Audit Committee of Westerly
                                                                Savings Bank; Trustee and Assistant Treasurer
                                                                (1990-present) of River Bend Cemetery
                                                                Company; Corporator (1989-present) of
                                                                Community Health of Westerly, Inc.;
                                                                Professional Advisory Council Member
                                                                (1995-2000) of The Rhode Island Foundation;
                                                                Incorporator of Memorial & Library Association
                                                                of Westerly (2004-present).





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Lawrence B. Sadwin (61)           Trustee (since 2001)          President, Lifestyle Security, LLC (since August
18 Oyster Point                                                 2002), Division Marketing Leader for General
Warren, Rhode Island 02885                                      Electric (2000-2002); Chief Operating Officer
                                                                (1999-2000), Regional Manager (1998-1999),
                                                                Recruiter (1997-1998) and Long Term Care
                                                                Specialist (1997) for Travelers/NET Plus, Inc.;
                                                                Consultant (1994-1997) for MGS Holding
                                                                Corporation; Member-At-Large National Board of
                                                                Directors, American Heart Association; Member,
                                                                National Leadership Council, Research America;
                                                                Vice Chairman, Landmark Medical Center;
                                                                Chairman of the Board, American Heart
                                                                Association (2001-2002).

Samuel H. Hallowell, Jr. (57)     Vice President (since         Partner of the Adviser and Vice President, Van
One Regency Plaza                 1989)                         Liew Trust Company (1984-present);
Suite One                                                       Secretary and Past President Audubon
Providence, Rhode Island 02903                                  Society of Rhode Island; Member Providence
                                                                Society of Security Analysts.

Joseph J. Healy (37)              Vice President (since         Vice President of the Advisor (1992-present);
One Regency Plaza                 1996)                         Vice President, Van Liew Trust Company;
Suite One                                                       President and General Securities Principal of the
Providence, Rhode Island 02903                                  Distributor (1993-present); Member Providence
                                                                Society of Security Analysts and CFA Institute.

Kevin M. Oates (45)               Vice President and            Partner of the Adviser (1996-present); Chief
One Regency Plaza                 Treasurer (since 1991)        Operating Officer of the Adviser (April, 2000-
Suite One                                                       present) and Van Liew Trust Company, and Vice
Providence, Rhode Island 02903                                  President and Treasurer of the Distributor, since
                                                                1991; Vice President-Administration of the
                                                                Adviser (1991-2000).

Margaret D. Farrell (55)          Secretary (since 1986)        Partner, Hinckley, Allen & Snyder LLP, general
1500 Fleet Center                                               legal counsel to the Fund, (1981-Present);
Providence, Rhode Island, 02903                                 Director and Secretary of Bancorp Rhode
                                                                Island, Inc. and Bank Rhode Island; Director
                                                                Care New England Health System; Director and
                                                                Chairman of Women & Infants Corporation;
                                                                Trustee and Chairman Women and Infants
                                                                Hospital of Rhode Island; Secretary, Astro-Med,
                                                                Inc. (manufacturer of graphic recording and
                                                                printing systems).

Privacy Policy

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

   * Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

   * None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

   * Policies and procedures (including physical, electronic and priocedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor                              [LOGO] OCEAN STATE TAX EXEMPT FUND
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One              (The Portfolio of VLC Trust)
  Providence, Rhode Island 02903

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent                                  Semi-Annual Report
  Ocean State Tax Exempt Fund                     April 30, 2005
  C/O PFPC, Inc.                                    (unaudited)
  P.O. Box 9839
  Providence, Rhode Island 02903

Independent Registered Public
 Accounting Firm
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.                      Interest income exempt
  Meredith A. Curren                           from Federal and Rhode
  Michael E. Hogue                             Island income taxes
  Arthur H. Lathrop                            from quality municipal
  Lawrence B. Sadwin                           bonds.
  John H. St. Sauveur

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary

ITEM 2.   CODE OF ETHICS.  Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.  Not applicable.
Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFLIATED PURCHASER. Not applicable. Registrant is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

            (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.   EXHIBITS.

      (a)(1) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

      (a)(ii) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                  (i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                  (ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

      (b) Certifications of principal executive and principal financial officers required by Rule 30a-2(b) under the Investment Company Act of 1940.

                  (i) EX-99.906(a) CERT - Certification of President pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                  (ii) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).


                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        VLC Trust
                                    ON BEHALF OF
                                    OCEAN STATE TAX EMEMPT FUND

Date: June 30, 2005                 By:/s/ Alfred B. Van Liew
                                       ------------------------------------
                                       Alfred B. Van Liew
                                       President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 30, 2005                 By:/s/ Alfred B. Van Liew
                                       ------------------------------------
                                       Alfred B. Van Liew
                                       President

Date: June 30, 2005                 By:/s/ Kevin M. Oates
                                       ------------------------------------
                                       Kevin M. Oates
                                       Vice President & Treasurer